Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of options at the date of granted

	Year ended December 31
	2019	2020
Average risk-free rate of interest	1.67%	0.67%
Expected volatility	42.50%-43.22%	43.15%-43.38%
Dividend yield	0%	0%
Contractual term	10 years	10 years
Fair value of the underlying shares on the date of option grants	0.09-0.10	0.05-0.13

Summary of aggregate option activity and information regarding options outstanding

			Weighted
		Weighted	average
		average	remaining	Aggregate	Weighted
	Number of	exercise	contractual	intrinsic	average grant
	options	price	term	value	date fair value
		US$		US$	US$
Outstanding on January 1, 2020	160,800,982	0.05	4.91	8,667,606	0.03
Granted	155,721,850	—			0.10
Forfeited	(9,511,675)	0.03			0.09
Exercised (including 5,804,400 vested options cash settled)	(16,397,050)	0.03			0.02
Outstanding on December 31, 2020	290,614,107	0.02	6.62	11,551,153	0.06
Options exercisable on December 31, 2020	134,713,894	0.05	3.70	3,053,300	0.03
Vested or expected to vest as of December 31, 2020	290,614,107	0.02	6.62	11,551,153	0.06

Summary of the RSU activity

		Weighted average grant date
	Number of restricted shares	fair value
		US$
Unvested restricted shares outstanding at January 1, 2020	50,725,912	0.20
Granted	1,578,500	0.10
Vested (including 2,736,200 vested RSUs cash settled)	(5,906,334)	0.26
Forfeited	(8,657,274)	0.24
Unvested restricted shares outstanding at December 31, 2020	37,740,804	0.20
Expected to vest at December 31, 2020	37,740,804	0.20